Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2021
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 29, 2021
Document Effective Date	Aug. 01, 2021
Prospectus Date	Aug. 01, 2021
Matisse Discounted Closed-End Fund Strategy | Institutional Class Shares
Prospectus:
Trading Symbol	MDCEX
Matisse Discounted Bond CEF Strategy | Institutional Class
Prospectus:
Trading Symbol	MDFIX